Share-based compensation - Restricted stock units - Changes in TRSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the end (none of which are vested)	370,364
Time Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	677,739	908,209	546,935
Balance as at the beginning, Weighted average fair value at grant date	$ 7.7	$ 5.31	$ 4.44
RSU granted (in shares)	134,175	172,034	760,810
RSUs Granted during the period, Weighted average fair value at grant date	$ 16.99	$ 14.7	$ 5.5
RSUs vested (in shares)	(528,157)	(402,504)	(399,536)
RSUs vested during the period, Weighted average fair value at grant date	$ (7.19)	$ (5.3)	$ (4.47)
Balance as at the end (none of which are vested)	283,757	677,739	908,209
Balance as at the end (none of which are vested), Weighted average fair value at grant date	$ 13.04	$ 7.7	$ 5.31
Time Restricted stock units | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	2,017,203